SCHEDULE OF BASIC AND DILUTED NET (LOSS) INCOME PER SHARE (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net income (loss)	$ (4,259,599)	$ (2,787,062)	$ (308,081)	$ (315,746)	$ (187,037)	$ (222,696)	$ (7,354,742)	$ (725,479)	$ 4,103,067	$ (501,295)
Amortization of Debt Discounts									9,543
Interest Expense									14,450
Change in Derivative Liabilities
Adjusted Net Income (Loss)	(4,259,599)			(315,746)			(7,354,742)	(725,479)	$ 4,127,060	$ (501,295)
Basic Weighted Average Number of Shares Outstanding during Period									5,640,991	1,893,001
Dilutive Shares									$ 26,534,773
Diluted Weighted Average Number of Shares Outstanding during Period	41,374,873			6,145,000			22,316,913	5,075,566	32,175,764	1,893,001
Diluted Net Income (Loss) per Share	$ (0.10)			$ (0.05)			$ (0.33)	$ (0.14)	$ 0.13	$ (0.26)
Basic Weighted Average Number of Shares Outstanding during Period	41,374,873			6,145,000			22,316,913	5,075,566	5,640,991	1,893,001